INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 51,053	$ 47,400
Trade receivables (net of allowance for doubtful accounts of $ 215 and $ 238 as of December 31, 2014 and June 30, 2015, respectively)	27,384	28,540
Other receivables and prepaid expenses	5,849	3,962
Deferred tax assets	2,240	2,319
Total current assets	86,526	82,221
LONG-TERM ASSETS:
Marketable securities	38,780	33,098
Other long-term assets	2,445	3,248
Severance pay fund	6,493	10,735
Capitalized software development costs, net	19,785	18,680
Other intangible assets, net	8,783	8,380
Goodwill	71,351	67,698
Property and equipment, net	5,293	4,763
Total long-term assets	152,930	146,602
Total assets	239,456	228,823
CURRENT LIABILITIES:
Trade payables	4,210	2,952
Employees and payroll accruals	17,527	14,619
Accrued expenses and other liabilities	12,944	10,540
Deferred revenues and customer advances	10,722	9,272
Total current liabilities	45,403	37,383
LONG-TERM LIABILITIES:
Other long-term liabilities	5,251	3,105
Accrued severance pay	7,458	11,980
Total long-term liabilities	$ 12,709	$ 15,085
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	$ 242	$ 159
Share capital:
Common shares of € 0.01 par value: Authorized: 54,000,000 shares at December 31, 2014 and June 30, 2015; Issued: 50,007,607 and 50,259,661 shares at December 31, 2014 and June 30, 2015, respectively; Outstanding: 47,679,311 and 47,931,365 shares at December 31, 2014 and June 30, 2015, respectively	670	667
Additional paid-in capital	241,054	247,174
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2014 and June 30, 2015	(9,423)	(9,423)
Accumulated other comprehensive loss	(8,062)	(10,281)
Accumulated deficit	(43,861)	(52,630)
Total Sapiens International Corporation N.V. shareholders' equity	180,378	175,507
Non-controlling interests	724	689
Total equity	181,102	176,196
Total liabilities and equity	$ 239,456	$ 228,823